Financial Instruments (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
Financial Instruments
Foreign exchange risk threshold balance	$ 2,000,000	$ 2,000,000
Foreign exchange risk loss and other comprehensive loss amount affected	$ 500,000	$ 500,000